Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash	$ 888,704	$ 376,421
Prepaid expenses - related party		250,833
Prepaid expenses	82,135	28,520
Other current assets	34,612	39,368
Total Current Assets	1,005,451	695,142
Property and equipment, net	63,265	91,386
Intangible assets, net	1,002,043	1,430,238
Total Assets	2,070,759	2,216,766
LIABILITIES
Accounts payable and accrued liabilities	518,086	481,395
Management and directors' fees payable	222,294	213,515
Note payable - related party		52,860
Deferred grant income	216,894
Total Current Liabilities	957,274	747,770
Grant repayable	432,811	635,201
Total Liabilities	1,390,085	1,382,971
STOCKHOLDERS' EQUITY
Preferred Stock Authorized: 100,000,000 shares, at $0.001 par value Issued and outstanding: Nil shares and Nil respectively
Common Stock Authorized: 100,000,000 shares of common stock, at $0.001 par value Issued and outstanding: 11,679,757 shares and 10,191,562 shares of common stock, respectively	11,680	10,192
Additional paid-in capital	12,024,711	8,443,512
Accumulated other comprehensive loss	(59,795)	(34,276)
Deficit accumulated during the development stage	(11,295,922)	(7,585,633)
Total Stockholders' Equity	680,674	833,795
Total Liabilities and Stockholders' Equity	$ 2,070,759	$ 2,216,766